UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     August 14, 2012
 /s/ Robert W. Medway    New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $639,800 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207    25598   749800 SH       SOLE                   749800
ADVANCE AUTO PARTS INC         COM              00751Y106    11195   164100 SH       SOLE                   164100
AES CORP                       COM              00130H105    33997  2649800 SH       SOLE                  2649800
ALLIED NEVADA GOLD CORP        COM              019344100     9646   339900 SH       SOLE                   339900
AMDOCS LTD                     ORD              G02602103    29720  1000000 SH       SOLE                  1000000
BIG LOTS INC                   COM              089302103    36140   886000 SH       SOLE                   886000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106    26817   894800 SH       SOLE                   894800
CINCINNATI BELL INC NEW        COM              171871106    32363  8699600 SH       SOLE                  8699600
CONTINENTAL RESOURCES INC      COM              212015101     1215     2730 SH  PUT  SOLE                     2730
DIGITAL RLTY TR INC            COM              253868103      531    12500 SH  PUT  SOLE                    12500
DU PONT E I DE NEMOURS & CO    COM              263534109      127    11500 SH  PUT  SOLE                    11500
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    56815  2949900 SH       SOLE                  2949900
FINISH LINE INC                CL A             317923100      953    45599 SH       SOLE                    45599
GENERAL MTRS CO                COM              37045V100    21690  1099900 SH       SOLE                  1099900
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    14998   590000 SH       SOLE                   590000
HESS CORP                      COM              42809H107    26074   600100 SH       SOLE                   600100
HEWLETT PACKARD CO             COM              428236103    24126  1199700 SH       SOLE                  1199700
HOLLYFRONTIER CORP             COM              436106108    42633  1203300 SH       SOLE                  1203300
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    37753   510100 SH       SOLE                   510100
LEAR CORP                      COM NEW          521865204    27539   729900 SH       SOLE                   729900
SEMGROUP CORP                  CL A             81663A105    29056   910000 SH       SOLE                   910000
SUNOCO INC                     COM              86764P109    28495   599900 SH       SOLE                   599900
TFS FINL CORP                  COM              87240R107    31296  3277048 SH       SOLE                  3277048
WELLPOINT INC                  COM              94973V107    53443   837800 SH       SOLE                   837800
XEROX CORP                     COM              984121103    37580  4775100 SH       SOLE                  4775100